Long-Term Debt Schedule (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long Term Debt, Net Of Unamortized Deferred Financing Fees And Debt Discount	$ 1,031,358	$ 1,057,595
Less: Current portion of long-term debt, net of unamortized deferred financing fees of $2.7 million and $2.6 million, respectively	(56,510)	(104,879)
Long-term debt, net of current portion	974,848	952,716
Long-term loans, net of unamortized deferred financing fees of $9.1 million and $9.9 million, respectively
Debt Instrument [Line Items]
Long Term Debt, Net Of Unamortized Deferred Financing Fees And Debt Discount	903,082	933,472
1.875% Convertible Senior Notes due 2027, net of unamortized deferred financing fees of $1.4 million and $1.2 million, respectively
Debt Instrument [Line Items]
Long Term Debt, Net Of Unamortized Deferred Financing Fees And Debt Discount	$ 128,276	$ 124,123